Significant Accounting Policies (Schedule related to property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2017
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Not depreciated
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Useful lives or depreciation rates, property, plant and equipment	6-10 years
Mineral Properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Measurement bases, property, plant and equipment	Units of production
Depreciation method, property, plant and equipment	Declining balance
Buildings Located At Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Measurement bases, property, plant and equipment	Units of production
Depreciation method, property, plant and equipment	Declining balance
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Useful lives or depreciation rates, property, plant and equipment	4-8 years
Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Useful lives or depreciation rates, property, plant and equipment	3-15 years
Furniture and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Useful lives or depreciation rates, property, plant and equipment	2-13 years
Transport units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Useful lives or depreciation rates, property, plant and equipment	4-5 years
Capital Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Not depreciated